INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Movements in Income tax liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
At the beginning of the year	$ (5,999)	$ (4,474)
Current income tax expense	(196,068)	(14,344)	$ (8,305)
Acquisitions through business combination		(1,096)
Payments	15,012	9,703
RECPAM and currency translation adjustments	40,966	3,344
Income tax withholdings	79,348	868
At the end of the year	$ (66,741)	$ (5,999)	$ (4,474)